Offerings	Dec. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.000% SeniorNotes due 2033
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860
Offering Note
(1)
Calculated in accordance with Rule 457(o) based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rule 456(b) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the registrant’s registration on Form
S-3
(File
No. 333-278743),
filed with Securities and Exchange Commission on April 16, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of8.000% SeniorNotes due 2033
Amount of Registration Fee	$ 0
Offering Note
(2)	Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.